Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Statement Of Cash Flows [Abstract]
NET LOSS BEFORE TAX FOR THE YEAR	$ (108,723)	$ (76,761)	$ (66,875)
Adjustments for:
Depreciation expense	737	109	70
Post-employment (benefit) / cost	(477)	(96)	7
Share-based compensation expense	11,884	9,152	8,856
Income tax paid	(80)	(11)
Finance expense / (income), net	1,628	(359)	(589)
Decrease / (increase) in other receivables	193	(96)
Decrease / (increase) in prepaid expenses, deferred costs and other long term-assets	1,356	(4,225)	721
Increase / (decrease) in other payables and current liabilities	5,499	(16)	399
(Decrease) / increase in accrued expenses and other long-term liabilities	(2,628)	8,362	1,696
NET CASH FLOWS USED IN OPERATING ACTIVITIES	(90,611)	(63,941)	(55,715)
Cash used for rental deposits		(83)	(96)
Payments for plant and equipment	(46)	(188)	(189)
Acquisition of a license	(5,000)		(5,000)
NET CASH FLOWS USED IN INVESTING ACTIVITIES	(5,046)	(271)	(5,285)
Proceeds from issuance of shares	3,206	97,861	156,786
Payment of share issuance costs	(119)	(6,881)	(11,042)
Proceeds from exercise of stock-options	193	672
Proceeds from issuance of debt, net of issuance costs	24,736
Principal elements of lease payments	(571)
Interest paid	(818)		(1)
NET CASH FLOWS FROM FINANCING ACTIVITIES	26,627	91,652	145,743
Net (decrease) / increase in cash and cash equivalents	(69,030)	27,440	84,743
Cash and cash equivalents as at January 1,	138,640	110,841	25,508
Effects of exchange rate changes on cash and cash equivalents	(240)	359	590
Cash and cash equivalents as at December 31,	$ 69,370	$ 138,640	$ 110,841